Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued legal and professional fees	$ 6,825	$ 4,707
Accrued marketing	3,405	2,552
Accrued rent and service costs	2,031	671
Accrued sale commissions, rebates and discounts	2,517	2,006
Other accrued expenses	8,594	6,425
Cash settlement payable to the former owners of TuneUp (Note 22)	3,374
Deferred purchase consideration		1,911
Contingent purchase consideration	2,041	12,606
Total accrued expenses and other current liabilities	$ 28,787	$ 30,878